Notes Payable - Convertible Note Payable (Details) - Convertible Notes Payable [Member] - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2011	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Principal amount of notes payable	$ 10,281
Minimum value of preferred units into which convertible notes payable will be converted	$ 16,000
Convertible debt outstanding		$ 14,147	$ 14,041
Original borrowing		11,331	11,331
Amortized premium		1,050	1,050
Accrued interest		$ 3,866	$ 3,760